Income Taxes and Accounting for Uncertainty in Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes and Accounting for Uncertainty in Income Taxes
Income Taxes and Accounting for Uncertainty in Income Taxes

9.Income Taxes and Accounting for Uncertainty in Income Taxes

Income Taxes

DISH DBS and its domestic subsidiaries join with DISH Network in filing U.S. consolidated federal income tax returns and, in some states, combined or consolidated returns. The federal and state income tax provisions or benefits recorded by DISH DBS are generally those that would have been recorded if DISH DBS and its domestic subsidiaries had filed returns as a consolidated group independent of DISH Network. Cash is due and paid to DISH Network based on amounts that would be payable based on DISH DBS consolidated or combined group filings. Amounts are receivable from DISH Network on a basis similar to when they would be receivable from the IRS or other state taxing authorities. The amounts paid to DISH Network during the years ended December 31, 2019, 2018 and 2017 were $245 million, $302 million and $408 million, respectively.

Our income tax policy is to record the estimated future tax effects of temporary differences between the tax bases of assets and liabilities and amounts reported on our Consolidated Balance Sheets, as well as probable operating loss, tax credit and other carryforwards. Deferred tax assets are offset by valuation allowances when we believe it is more likely than not that net deferred tax assets will not be realized. We periodically evaluate our need for a valuation allowance. Determining necessary valuation allowances requires us to make assessments about historical financial information as well as the timing of future events, including the probability of expected future taxable income and available tax planning opportunities.

As of December 31, 2019, we had no net operating loss carryforwards (“NOLs”) for federal and state income tax purposes. In addition, there are $10 million of tax benefits related to credit carryforwards which are partially offset by a valuation allowance. Portions of the credit carryforwards will expire in 2020.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Tax Reform Act”) was enacted making significant changes to the Internal Revenue Code. Such changes include, but are not limited to, a reduction in the corporate tax rate and certain limitations on corporate deductions (e.g., a limitation on the interest expense deduction available to companies). The Tax Reform Act, among other things, lowered the federal statutory corporate tax rate effective January 1, 2018 from 35% to 21%. Consequently, we remeasured our deferred tax assets and liabilities as of December 31, 2017 which positively impacted our “Income tax (provision) benefit, net” by approximately $291 million.

The components of the (benefit from) provision for income taxes were as follows:

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Current (benefit) provision:
Federal	$208,821	$273,632	$356,759
State	48,417	64,534	54,133
Foreign	6,203	4,616	3,736
Total current (benefit) provision	263,441	342,782	414,628

Deferred (benefit) provision:
Federal	11,243	(25,934)	(308,028)
State	(1,987)	(123)	11,954
Increase (decrease) in valuation allowance	2,054	1,580	(938)
Total deferred (benefit) provision	11,310	(24,477)	(297,012)
Total (benefit) provision	$274,751	$318,305	$117,616

Our $1.102 billion of “Income (loss) before income taxes” on our Consolidated Statements of Operations and Comprehensive Income (Loss) included income of $13 million related to our foreign operations.

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal tax rate:

	For the Years Ended December 31,
	2019	2018	2017

	% of pre-tax income/(loss)
Statutory rate	21.0	21.0	35.0
State income taxes, net of federal benefit	3.6	4.4	4.2
Tax Reform Act (1)	—	—	(34.5)
Nondeductible/Nontaxable items (2)	—	—	11.5
Other, net	0.3	(0.8)	(2.2)
Total (benefit) provision for income taxes	24.9	24.6	14.0

(1)	On December 22, 2017, the Tax Reform Act was enacted, which, among other things, lowered the federal statutory corporate tax rate effective January 1, 2018 from 35% to 21%. Consequently, we remeasured our deferred tax assets and liabilities as of December 31, 2017 which positively impacted our “Income tax (provision) benefit, net” by approximately $291 million.
(2)	During the year ended December 31, 2017, we recorded $255 million of “Litigation expense” related to the FTC Action on our Consolidated Statements of Operations and Comprehensive Income (Loss). Any eventual payments made with respect to the FTC Action may not be deductible for tax purposes, which had a negative impact on our effective tax rate for the year ended December 31, 2017. The tax deductibility of any eventual payments made with respect to the FTC Action may change, based upon, among other things, further developments in the FTC Action, including final adjudication of the FTC Action. See Note 12 for further information.

Deferred taxes arise because of the differences in the book and tax bases of certain assets and liabilities. Significant components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2019	2018

	(In thousands)
Deferred tax assets:
NOL, interest, credit and other carryforwards	$12,323	$10,915
Accrued and prepaid expenses	96,974	—
Stock-based compensation	19,719	21,198
Deferred revenue	17,238	18,361
Total deferred tax assets	146,254	50,474
Valuation allowance	(9,521)	(7,467)
Deferred tax asset after valuation allowance	136,733	43,007

Deferred tax liabilities:
Depreciation	(458,811)	(345,358)
Accrued and prepaid expenses	—	(15,537)
FCC authorizations and other intangible amortization	(174,399)	(131,452)
Bases difference in partnerships and other investments	(5,380)	(12,112)
Other liabilities	—	—
Total deferred tax liabilities	(638,590)	(504,459)
Net deferred tax asset (liability)	$(501,857)	$(461,452)

Accounting for Uncertainty in Income Taxes

In addition to filing federal income tax returns, we and one or more of our subsidiaries file income tax returns in all states that impose an income tax and a small number of foreign jurisdictions where we have immaterial operations. We are subject to United States federal, state and local income tax examinations by tax authorities for the years beginning in 2008 due to the carryover of previously incurred NOLs. We are currently under a federal income tax examination for fiscal years 2008 through 2016.

A reconciliation of the beginning and ending amount of unrecognized tax benefits included in “Long-term deferred revenue and other long-term liabilities” on our Consolidated Balance Sheets was as follows:

	For the Years Ended December 31,
Unrecognized tax benefit	2019	2018	2017

	(In thousands)
Balance as of beginning of period	$194,136	$201,162	$201,693
Additions based on tax positions related to the current year	3,232	10,550	684
Additions based on tax positions related to prior years	28,137	1,154	4,593
Reductions based on tax positions related to prior years	(13,028)	(4,479)	(1,061)
Reductions based on tax positions related to settlements with taxing authorities	(2,362)	(8,328)	(1,634)
Reductions based on tax positions related to the lapse of the statute of limitations	(1,963)	(5,923)	(3,113)
Balance as of end of period	$208,152	$194,136	$201,162

We have $179 million in unrecognized tax benefits that, if recognized, could favorably affect our effective tax rate. We do not expect any material portion of this amount to be paid or settled within the next twelve months.

Accrued interest and penalties on uncertain tax positions are recorded as a component of “Interest expense, net of amounts capitalized” and “Other, net,” respectively, on our Consolidated Statements of Operations and Comprehensive Income (Loss). During the years ended December 31, 2019, 2018 and 2017, we recorded $7 million, $2 million and $4 million in net interest and penalty expense to earnings, respectively. Accrued interest and penalties were $33 million and $26 million at December 31, 2019 and 2018, respectively. The above table excludes these amounts.